RELATED PARTY TRANSACTIONS (Compensation expense recognized for key management personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Related Party [Abstract]
Short-term employee benefits	$ 8,615	$ 9,446
Post-employment benefits	2,995	205
Share-based payments	12,592	10,932
Key management personnel compensation	$ 24,202	$ 20,583